Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (50,315)	$ (15,619)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	7,934	369
Amortization of operating lease right-of-use assets	1,823	1,636
Depreciation	1,019	710
Amortization of premiums on securities, net	183	282
Loss on disposal of property and equipment	137	13
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(2,750)	(624)
Accounts payable	1,261	123
Accrued expenses and other liabilities	2,255	695
Operating lease liability	(788)	(1,581)
Net cash used in operating activities	(39,241)	(13,996)
Cash flows from investing activities
Purchases of securities	(221,795)	(68,359)
Purchases of property and equipment	(2,269)	(921)
Proceeds from sale and maturities of securities	85,100	44,001
Net cash used in investing activities	(138,964)	(25,279)
Cash flows from financing activities
Net proceeds from reverse recapitalization and PIPE financing	335,409	0
Proceeds from exercise of stock options	167	42
Payments of offering costs	(8,129)	0
Proceeds from issuance of convertible preferred stock, net of issuance costs	0	75,857
Net cash provided by financing activities	327,447	75,899
Net increase in cash, cash equivalents and restricted cash	149,242	36,624
Cash, cash equivalents and restricted cash at beginning of period	37,219	595
Cash, cash equivalents and restricted cash at end of period	186,461	37,219
Supplementary cash flow information on non-cash activities:
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	108,418	0
Right-of-use assets obtained in exchange for operating lease liability	29,893	0
Deferred offering costs reclassified to equity	8,129	0
Modification to reduce right-of-use assets and lease liability	3,535	0
Acquisitions of property and equipment included in accounts payable	64	67
Deferred offering costs in accounts payable and accrued expenses and other liabilities	$ 0	$ 212